Governmental Loans – Additional Information (Detail) - CAD ($) $ in Millions				12 Months Ended
	Nov. 29, 2021	Mar. 29, 2019	Nov. 30, 2018	Mar. 31, 2022	Mar. 31, 2021	Sep. 20, 2021
Statement [Line Items]
Borrowings maturity date	November 26, 2046
Non current portion of governmental loans				$ 85.2	$ 86.4
Borrowings interest rate	1.50%
Nonrevolving Construction Credit Facility [Member]
Statement [Line Items]
Credit Facility				0.0
Federal AMF Loan [Member]
Statement [Line Items]
Eligible interest free loan			$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date			March 1, 2028	March 1, 2028	March 1, 2028
Borrowings maturity start date			Apr. 01, 2022
Income from government grants				$ 15.8	$ 20.3
Non current portion of governmental loans				43.4	39.7
MENDM Loan [Member]
Statement [Line Items]
Eligible interest free loan			$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date				November 30, 2028	November 30, 2028
Borrowings maturity start date			Dec. 31, 2024
Income from government grants				$ 18.1	$ 21.3
Non current portion of governmental loans				41.9	38.7
Borrowings interest rate			2.50%
Federal SIF Agreement Loan [Member]
Statement [Line Items]
Eligible interest free loan				$ 15.0	$ 15.0
Borrowings maturity date		April 30, 2031		April 30, 2031	April 30, 2031
Borrowings maturity start date		Apr. 30, 2024
Income from government grants				$ 15.0	$ 15.0
Non current portion of governmental loans				8.8	8.0
Aggregate loan and grant eligible amount		$ 30.0
Government grant		15.0
Interest free loan amount		$ 15.0
Additional eligible interest free loan				15.0	6.3
Additional income from government grants				6.2	3.9
Federal SIF Agreement Loan Due January One Two Thousand And Thirty Member [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Eligible interest free loan				2.2	0.0
Income from government grants				1.1	0.0
Non current portion of governmental loans				$ 1.1	$ 0.0
Aggregate loan and grant eligible amount						$ 200.0
Canada Infrastructure Bank [Member]
Statement [Line Items]
Borrowings						$ 220.0